RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A ordinary shares subject to possible redemption. The Company previously determined the Class A ordinary shares subject to possible redemption to be equal to the redemption value of $10.00 per Class A ordinary shares while also taking into account that a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A ordinary shares issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the temporary equity should include all Class A ordinary shares subject to possible redemption, resulting in the Class A ordinary shares subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in a restatement to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares.

In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also restated its income (loss) per ordinary share calculated to allocate net income (loss) pro rata to Class A and Class B ordinary shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of ordinary shares share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss).

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously
Balance Sheet as of March 9, 2021 (audited)	Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$313,273,580	$31,726,420	$345,000,000
Class A ordinary shares	$317	$(317)	$—
Additional paid-in capital	$5,654,268	$(5,654,268)	$—
Accumulated deficit	$(655,442)	$(26,071,835)	$(26,727,277)
Total Shareholders’ Deficit	$5,000,006	$(31,726,420)	$(26,726,414)
Number of Shares Subject to Redemption	31,327,358	3,172,642	34,500,000

Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$318,449,620	$26,550,380	$345,000,000
Class A ordinary shares	$266	$(266)	$—
Additional paid-in capital	$487,279	$(478,279)	$—
Accumulated deficit	$4,520,599	$(26,071,835)	$(21,551,236)
Total Shareholders’ Deficit	$5,000,007	$(26,550,380)	$(21,550,373)
Number of Shares Subject to Redemption	31,844,962	2,655,038	34,500,000

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$312,681,440	$32,318,560	$345,000,000
Class A ordinary shares	$323	$(323)	$—
Additional paid-in capital	$6,246,402	$(6,246,402)	$—
Accumulated deficit	$(1,247,583)	$(26,071,835)	$(27,319,418)
Total Shareholders’ Deficit	$5,000,005	$(32,318,560)	$(27,318,555)
Number of Shares Subject to Redemption	31,268,144	3,231,856	34,500,000

Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Ordinary Shares	34,500,000	(26,066,667)	8,433,333
Basic and diluted net (income) per share, Class A Ordinary Shares	$—	$0.28	$0.28
Basic and diluted weighted average shares outstanding, Class B Ordinary Shares	7,787,500	—	7,787,500
Basic and diluted net (income) per share, Class B Ordinary Shares	$0.58	$(0.30)	$0.28

Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Ordinary Shares	34,500,000	—	34,500,000
Basic and diluted net (loss) per share, Class A Ordinary Shares	$—	$(0.13)	$(0.13)
Basic and diluted weighted average shares outstanding, Class B Ordinary Shares	8,625,000	—	8,625,000
Basic and diluted net (loss) per share, Class B Ordinary Shares	$(0.67)	$0.54	$(0.13)

Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Basic and diluted weighted average shares outstanding, Class A Ordinary Shares	34,500,000	(12,961,326)	21,538,674
Basic and diluted net (loss) per share, Class A Ordinary Shares	$—	$(0.04)	$(0.04)
Basic and diluted weighted average shares outstanding, Class B Ordinary Shares	8,208,564	—	8,208,564
Basic and diluted net (loss) per share, Class B Ordinary Shares	$(0.16)	$0.12	$(0.04)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Disclosure of initial classification of ordinary shares subject to possible redemption	$313,273,580	$(313,273,580)	$—
Disclosure of change in value of Class A ordinary shares subject to possible redemption	$5,176,040	$(5,176,040)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Disclosure of initial classification of ordinary shares subject to possible redemption	$313,273,580	$(313,273,580)	$—
Disclosure of change in value of Class A ordinary shares subject to possible redemption	$5,768,180	$(5,768,180)	$—

Statement of Changes in Shareholders' Equity (Deficit) for the Period Ended March 31, 2021 (unaudited)
Sale of 34,500,000 Units, net of underwriting discounts, offering costs and fair value of Public Warrant liability	314,848,028	(314,848,028)	—
Class A ordinary shares subject to possible redemption	(318,449,620)	318,449,620	—
Accretion to Class A Ordinary Shares subject to possible redemption	—	(30,151,972)	(30,151,972)
Total Shareholders’ Equity (Deficit)	5,000,007	(26,550,380)	(21,550,373)

Statement of Changes in Shareholders' Equity (Deficit) for the Period Ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to redemption	5,768,180	(5,768,180)	—

The accompanying statements of changes in shareholders’ equity and cash flows no longer present the change in redeemable shares to align with the presentation of all Class A redeemable ordinary shares as temporary equity. In connection with the change in presentation for the Class A ordinary shares subject to redemption, the Company also revised its earnings per share calculation to allocate net income/loss evenly to Class A and Class B ordinary shares. This presentation contemplates a business combination as the most likely outcome, in which case, both classes of stock share per rata in the income/loss of the Company. There has been no change to the Company's total assets, liabilities or operating results.